Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures	12 Months Ended
Dec. 31, 2024
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures

Exhibit 1 – Consolidated subsidiaries, associates, and joint ventures

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Subsidiaries
Refinería de Cartagena S.A.S.	US Dollar	100%	Refining of hydrocarbons, commercialization and distribution of products	Colombia	Colombia	24,523,635	(1,133,742)	36,605,614	12,081,979
Cenit transporte y logística de hidrocarburos S.A.S.	Colombian Peso	100%	Storage and transport by pipelines of hydrocarbons	Colombia	Colombia	16,883,376	5,211,389	19,875,855	2,992,479
Ecopetrol Global Energy S.L.U.	US Dollar	100%	Investment Vehicle	Spain	Spain	17,394,898	381,272	17,395,245	347
Oleoducto Central S.A.S - Ocensa	US Dollar	72.65%	Transportation by crude oil pipelines	Colombia	Colombia	3,628,322	3,003,613	7,555,797	3,927,475
Ocensa Ductos S.A.S.	US Dollar	72.65%	Investment Vehicle	Colombia	Colombia	1,090	27,126	2,123	1,033
Hocol Petroleum Limited.	US Dollar	100%	Investment Vehicle	Bermuda	Bermuda	4,058,521	75,873	4,129,198	70,677
Ecopetrol América LLC.	US Dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	1,282,916	(517,319)	3,221,343	1,938,427
Hocol S.A.	US Dollar	100%	Exploration and exploitation of hydrocarbons	Cayman Islands	Colombia	3,527,391	123,881	5,277,795	1,750,404
Esenttia S.A.	US Dollar	100%	Production and commercialization of polypropylene resin	Colombia	Colombia	2,786,401	2,684	3,351,597	565,196
Ecopetrol Capital AG	US Dollar	100%	Collection of surpluses from, and providing funds to, companies of Ecopetrol Business Group	Switzerland	Switzerland	3,342,023	70,314	10,424,269	7,082,246
Oleoducto de Colombia S. A. – ODC	Colombian Peso	78.19%	Transportation by crude oil pipelines	Colombia	Colombia	452,073	379,927	790,822	338,749
Black Gold Re Ltd.	US Dollar	100%	Reinsurer for companies of Ecopetrol Business Group	Bermuda	Bermuda	1,412,560	160,839	1,687,390	274,830
Andean Chemicals Ltd.	US Dollar	100%	Investment Vehicle	Bermuda	Bermuda	2,069,219	(8,618)	2,109,831	40,612
Oleoducto de los Llanos Orientales S. A. - ODL	Colombian Peso	65%	Transportation by crude oil pipelines	Panama	Colombia	833,223	626,281	1,392,775	559,552
Interconexión Eléctrica S.A. E.S.P	Colombian Peso	51.41%	Public transmission service of electric power, the development of infrastructure projects and their commercial exploitation and the development of information technology systems, activities and services and telecommunications.	Colombia	Latin-America	28,268,006	2,807,941	76,995,347	48,727,341

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Inversiones de Gases de Colombia S.A. Invercolsa S.A.	Colombian Peso	51.88%	Holding with investments in natural gas and LPG transportation and distribution companies in Colombia	Colombia	Colombia	657,506	292,206	663,063	5,557
Alcanos de Colombia S.A. E.S.P.	Colombian Peso	29.61%	Residential public fuel gas service, construction and operation of gas pipelines, distribution networks, regulation, measurement, and compression stations.	Colombia	Colombia	328,233	143,017	902,475	574,242
Metrogas de Colombia S.A E.S.P.	Colombian Peso	33.49%	Public service of commercialization and distribution of fuel gas; the exploration, exploitation, storage, use, transportation, refining, purchase, sale and distribution of hydrocarbons and their derivatives.	Colombia	Colombia	59,813	18,208	168,529	108,716
Gases del Oriente S.A. E.S.P.	Colombian Peso	48.50%	Home public service of distribution of fuel gas and the development of all complementary activities to the supplying of said service.	Colombia	Colombia	95,123	52,629	305,458	210,335
Promotora de Gases del Sur S.A. E.S.P.	Colombian Peso	31.44%	Promote the linking of national or foreign capital, public or private, to achieve the gas massification project.	Colombia	Colombia	56,128	42,502	86,215	30,087
Combustibles Líquidos de Colombia S.A E.S.P.	Colombian Peso	41.61%	Wholesale marketing of fuel gas, the supplying of the residential public service of LPG distribution and the development of complementary activities to supply the service.	Colombia	Colombia	60,706	396	80,612	19,906

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Ecopetrol USA Inc.	US Dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	15,570,625	737,381	15,588,736	18,111
Ecopetrol Permian LLC.	US Dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	11,514,549	726,650	15,493,572	3,979,023
Ecopetrol Oleo é Gas do Brazil Ltda.	Real	100%	Exploration and exploitation of hydrocarbons	Brazil	Brazil	1,713,380	(349,526)	1,750,489	37,109
Esenttia Masterbatch Ltda.	Colombian Peso	100%	Manufacture of polypropylene compounds and masterbatches	Colombia	Colombia	403,884	249,222	540,388	136,504
Ecopetrol del Perú S. A.	US Dollar	100%	Exploration and exploitation of hydrocarbons	Peru	Peru	68,292	1,687	70,972	2,680
ECP Hidrocarburos de México S.A. de C.V.	US Dollar	100%	Offshore exploration	Mexico	Mexico	42,665	(6,853)	45,541	2,876
Ecopetrol Costa Afuera S.A.S.	Colombian Peso	100%	Offshore exploration	Colombia	Colombia	13,671	277	13,865	194
Esenttia Resinas del Peru SAC	US Dollar	100%	Commercialization polypropylene resins and masterbatches	Peru	Peru	16,016	(710)	32,130	16,114
Esenttia Resinas de México	Mexican Peso	100%	Commercialization polypropylene resins and masterbatches	Mexico	Mexico	(268)	(829)	5,825	6,093
Kalixpan Servicios Técnicos S de RL De CV.	Mexican Peso	100%	Specialized services related to oil and gas industry	Mexico	Mexico	3	(82)	4	1
Ecopetrol US Trading LLC	US Dollar	100%	International trading of crude oil and refined products	United States	United States	518,000	418,165	2,619,702	2,101,702
Econova Technology & innovation S.L.	US Dollar	100%	Execution of activities related to science, technology, and innovation (ST+i)	Spain	Spain	2,083	(1,915)	3,739	1,656
Ecopetrol Singapore PTE. LTD	Singapore dollar	100%	Holding company with investment in an international trading company for crude oil and refined products	Singapore	Asia	787,363	489,395	787,536	173
Ecopetrol Trading Asia PTE. LTD	Singapore dollar	100%	International trading of crude oil and refined products	Singapore	Asia	786,909	489,565	2,850,765	2,063,856

		Ownership			Geographic
	Functional	interest		Country/	area of		Profit (loss) of		Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	Total assets	liabilities
Associates
Serviport S.A.	Colombian Peso	28%	Services for the support of loading and unloading of oil ships, supply of equipment, technical inspections, and load measurements	Colombia	Colombia	17,309	(2,069)	35,953	18,644
Sociedad Portuaria Olefinas y Derivados S.A.	Colombian Peso	50%	Construction, use, maintenance and administration of port facilities, ports, private docks.	Colombia	Colombia	6,761	(1,224)	8,500	1,739
Joint Ventures
Equion Energía Limited	US Dollar	51%	Exploration and exploitation of hydrocarbons	United Kingdom	Colombia	1,597,163	49,936	1,667,884	70,721
Ecodiesel Colombia S.A.	Colombian Peso	50%	Production, trading, and distribution of biofuels and oleochemicals	Colombia	Colombia	138,108	30,895	253,132	115,024

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of
Company	currency	ISA	Activity	Domicile	operations	Equity	the year	Assets	Liabilities
Subsidiaries Interconexión Eléctrica S.A. ESP
Consorcio Transmantaro	US Dollar	60.00%	Electric power	Peru	Peru	2,173,161	494,905	8,642,239	6,469,078
Interligação Eléctrica Evrecy	Brazilian real	35.82%	Electric power	Brazil	Brazil	390,341	(18,030)	482,180	91,839
Fundo de Investimento Assis	Brazilian real	35.82%	Autonomous Fund – Special Purpose Entity	Brazil	Brazil	10,509	31,153	10,509	—
Fundo de Investimento Barra Bonita Renda Fixa Referenciado	Brazilian real	35.82%	Autonomous Fund – Special Purpose Entity	Brazil	Brazil	18,336	9,755	18,336	—
Fundo de Investimento Referenciado di Bandeirantes	Brazilian real	5.43%	Autonomous Fund – Special Purpose Entity	Brazil	Brazil	80,323	47,653	80,323	—
Fundo de Investimento Xavantes Referenciado di	Brazilian real	7.72%	Autonomous Fund – Special Purpose Entity	Brazil	Brazil	237,716	76,412	237,716	—
Interconexiones Viales	Chilean peso	100.00%	Roads concessions	Chile	Chile	94	35	115	21
Interligação Elétrica Aguapeí	Brazilian real	35.82%	Electric power	Brazil	Brazil	407,520	(18,694)	576,643	169,123
Interligação Elétrica Biguaçu	Brazilian real	35.82%	Electric power	Brazil	Brazil	339,229	46,153	391,978	52,749
Interligação Elétrica De Minas Gerais	Brazilian real	35.82%	Electric power	Brazil	Brazil	411,915	42,814	456,553	44,638
Interligação Elétrica Itapura	Brazilian real	35.82%	Electric power	Brazil	Brazil	147,623	14,747	161,986	14,363
Interligação Elétrica Itaquerê	Brazilian real	35.82%	Electric power	Brazil	Brazil	435,448	53,441	480,310	44,862
Interligação Elétrica Itaúnes	Brazilian real	35.82%	Electric power	Brazil	Brazil	407,822	57,790	480,714	72,892
Interligação Elétrica Norte E Nordeste	Brazilian real	35.82%	Electric power	Brazil	Brazil	311,573	34,327	414,482	102,909
Interligação Elétrica Pinheiros	Brazilian real	35.82%	Electric power	Brazil	Brazil	46,320	6,376	57,739	11,419
Interligação Elétrica Riacho Grande	Brazilian real	35.82%	Electric power	Brazil	Brazil	381,618	5,468	417,380	35,762
Interligação Elétrica Serra Do Japi	Brazilian real	35.82%	Electric power	Brazil	Brazil	320,996	45,188	356,750	35,754
Interligação Elétrica Sul	Brazilian real	35.82%	Electric power	Brazil	Brazil	164,100	12,080	190,646	26,546
Interligação Elétrica Tibagi	Brazilian real	35.82%	Electric power	Brazil	Brazil	205,355	24,828	231,628	26,273
Internexa	Colombian peso	99.60%	Telecommunications and ICT	Colombia	Colombia	206,940	45,847	677,606	470,666

		Ownership			Geographic		Profit
		interest		Country/	area of		(loss) of
Company	Functional currency	ISA	Activity	Domicile	operations	Equity	the year	Assets	Liabilities
Subsidiaries Interconexión Eléctrica S.A. ESP
Interligação Elétrica JAGUAR 6 S.A.	Brazilian real	35.82%	Electric power	Brazil	Brazil	155,601	22,176	170,507	14,906
Interligação Elétrica JAGUAR 8 S.A.	Brazilian real	35.82%	Electric power	Brazil	Brazil	97,484	7,983	114,562	17,078
Interligação Elétrica JAGUAR 9 S.A.	Brazilian real	35.82%	Electric power	Brazil	Brazil	384,362	72,968	438,414	54,052
Internexa Participações	Brazilian real	99.60%	Investment Vehicle	Brazil	Brazil	1,349	493	1,349	—
Internexa Peru	US Dollar	99.71%	Telecommunications and ICT	Peru	Peru	66,467	14,029	352,713	286,246
ISA Bolivia	US Dollar	100.00%	Electric power	Bolivia	Bolivia	56,607	(18,739)	68,649	12,042
ISA Capital Do Brazil	Brazilian real	100.00%	Investment Vehicle	Brazil	Brazil	5,055,275	908,555	5,397,861	342,586
ISA CTEEP	Brazilian real	35.82%	Electric power	Brazil	Brazil	14,037,522	2,643,130	29,906,469	15,868,947
ISA Interchile	US Dollar	100.00%	Electric power	Chile	Chile	1,539,590	51,064	6,356,259	4,816,669
ISA Intercolombia	Colombian peso	100.00%	Electric power	Colombia	Colombia	150,945	57,340	447,209	296,264
ISA Intervial Chile	Chilean peso	100.00%	Roads concessions	Chile	Chile	4,065,409	468,012	4,750,255	684,846
ISA Intervial Colombia	Colombian peso	100.00%	Roads concessions	Colombia	Colombia	667	28	667	—
ISA Inversiones Chile	Chilean peso	100.00%	Investment Vehicle	Chile	Chile	2,026,692	72,844	2,513,076	486,384
ISA Inversiones Chile Vías SpA	Chilean peso	100.00%	Investment Vehicle	Chile	Chile	4,073,599	467,432	4,074,122	523
ISA Inversiones Costera Chile	Chilean peso	100.00%	Investment Vehicle	Chile	Chile	(107,958)	10,886	93,388	201,346
ISA Inversiones Tolten	Chilean peso	100.00%	Investment Vehicle	Chile	Chile	691	13	693	2
ISA Investimentos E Participações	Brazilian real	100.00%	Investment Vehicle	Brazil	Brazil	917,461	151,825	936,030	18,569
ISA Peru	US Dollar	99.98%	Electric power	Peru	Peru	238,119	41,018	1,039,654	801,535
ISA REP	US Dollar	60.00%	Electric power	Peru	Peru	686,374	325,713	2,032,726	1,346,352
ISA Transelca	Colombian peso	100.00%	Electric power	Colombia	Colombia	935,321	206,032	2,004,643	1,069,322
Linear Systems RE	US dollar	100.00%	Other business	Bermudas	Bermudas	48,273	6,620	191,987	143,714
Proyectos de Infraestructura del Perú	US Dollar	100.00%	Electric power	Peru	Peru	21,829	(102)	21,894	65
Ruta Costera	Colombian peso	100.00%	Roads concessions	Colombia	Colombia	198,139	25,127	2,669,249	2,471,110
Ruta de La Araucanía	Chilean peso	100.00%	Roads concessions	Chile	Chile	285,470	6,014	461,522	176,052
Ruta de Los Ríos	Chilean peso	75.00%	Roads concessions	Chile	Chile	51,956	(7,087)	171,659	119,703
Ruta del Bosque	Chilean peso	100.00%	Roads concessions	Chile	Chile	9,734	(1,472)	10,889	1,155
Ruta del Loa	Chilean peso	100.00%	Roads concessions	Chile	Chile	369,858	52,782	1,695,956	1,326,098
Ruta del Maipo	Chilean peso	100.00%	Roads concessions	Chile	Chile	2,917,795	405,418	7,487,407	4,569,612
Ruta del Este Sociedad Concesionaria S.A.	Chilean peso	100.00%	Roads concessions	Chile	Chile	83,674	2,894	90,356	6,682
Sistemas Inteligentes en Red	Colombia peso	99.77%	Other business	Colombia	Colombia	15,547	4,180	31,062	15,515
XM	Colombian peso	99.73%	Electric power	Colombia	Colombia	58,175	14,920	358,695	300,520
Interconexiones del Norte S.A.	Chilean peso	100.00%	Electric power	Chile	Chile	4,854	(743)	114,851	109,997
Ruta ORBITAL SUR Sociedad Concesionaria S.A.	Chilean peso	100.00%	Roads concessions	Chile	Chile	68,267	3,057	73,441	5,174
Joint ventures Interconexión Eléctrica S.A. ESP
Interligação Elétrica do Madeira	Brazilian real	51.00%	Electric power	Brazil	Brazil	3,119,012	361,207	5,379,092	2,260,080
Interligação Elétrica Garanhuns	Brazilian real	51.00%	Electric power	Brazil	Brazil	815,648	100,954	1,123,561	307,913
Interligação Elétrica Paraguaçu	Brazilian real	50.00%	Electric power	Brazil	Brazil	834,943	145,307	1,269,518	434,575
Interligação Elétrica Aimorés	Brazilian real	50.00%	Electric power	Brazil	Brazil	507,721	92,379	798,183	290,462
Interligação Elétrica Ivaí	Brazilian real	50.00%	Electric power	Brazil	Brazil	845,669	174,233	3,389,336	2,543,667
Transmissora Aliança de Energia Elétrica	Brazilian real	14.88%	Electric power	Brazil	Brazil	4,942,790	1,283,190	13,231,132	8,288,342
Interconexión Eléctrica Colombia Panamá-Panamá	US Dollar	50.00%	Electric power	Panama	Panama	7,090	(18,996)	9,899	2,809
Interconexión Eléctrica Colombia Panamá Colombia	Colombia peso	1.17%	Electric power	Colombia	Colombia	264	(1)	266	2
Transnexa (1)	US Dollar	49.85%	Transport and telecommunications	Ecuador	Ecuador	—	—	—	—
Derivex	Colombia peso	39.88%	Manage the trading system for financial instruments derived from electricity	Colombia	Colombia	2,869	(750)	3,724	855
Parques del Río	Colombia peso	33.00%	Roads	Colombia	Colombia	30	(38)	30	—
Conexión Kimal Lo Aguirre S.A.	Chilena peso	33.33%	Electric power	Chile	Chile	490,016	(1,789)	1,529,297	1,039,281
Consorcio Eléctrico Yapay S.A.	US Dollar	50.00%	Electric power	Perú	Perú	47,009	(5,651)	314,839	267,830
PA Energía para la paz	Colombia peso	54.73%	Special Purpose Entity	Colombia	Colombia	15,668	(37)	19,057	3,389
Associates Interconexión Eléctrica S.A. ESP
ATP Tower Holdings	US Dollar	24.7%	Transport and telecommunications	United States	United States	1,366,302	(173,438)	4,376,236	3,009,934
(1)	Transnexa is in the liquidation process and its investment has been impaired in its entirety.